Employee benefits (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Employee Benefits
Employee benefits as of December 31, 2019 and 2018 are as follows:

	December 31, 2019	December 31, 2018

Defined benefit plan	$156,732	$144,862
Other benefits short term	105,792	89,567
Other benefits long term	4,491	803

Total	$267,015	$235,232

Current	$148,678	$125,147
Non – current	118,337	110,085

Total	$267,015	$235,232

Schedule of Fixed Number of Beneficiaries

	December 31, 2019	December 31, 2018

Fair value of plan assets	$(204,527)	$(178,594)
Present value of the obligation	361,259	323,456

Total employee benefit liability	$156,732	$144,862

Schedule of Components of Net Benefit Expense
The following table summarizes the components of net benefit expense recognized in the consolidated statement of comprehensive income and the funded status and amounts recognized in the consolidated statement of financial position for the respective plans:

Net benefit expense – year ended December 31, 2019 (recognized in Salaries, wages and benefits)	Defined benefit plan	Other benefits

Current service cost	$1,152	$1,359
Interest cost on net benefit obligation	16,376	3,780
Interest income on plan assets	(12,827)	—

Net Cost	$4,701	$5,139

Net benefit expense – year ended December 31, 2018 (recognized in Salaries, wages and benefits)	Defined benefit plan	Other benefits

Current service cost	$1,094	$2,353
Interest cost on net benefit obligation	17,375	3,706
Interest income on plan assets	(11,699)	—

Net Cost	$6,770	$6,059

Summary of Changes in Present Value of Defined Benefit Obligation
Changes in the present value of defined benefit obligation as of December 31, 2019 are as follows:

	Defined benefit Obligation	Other benefits	Total

Benefit obligation as of December 31, 2018	$268,486	$54,970	$323,456
Period cost	17,528	5,139	22,667
Benefits paid by employer	(27,726)	(5,190)	(32,916)
Remeasurements of defined benefit liability	42,048	7,878	49,926
Exchange differences	(48)	(1,826)	(1,874)

Benefit obligation as of December 31, 2019	300,288	60,971	361,259
Fair value of plan assets	(204,527)	—	(204,527)

Total employee benefit liability	$95,761	$60,971	$156,732

Current	$39,539	$3,346	$42,885
Non-current	56,222	57,625	113,847

Total	$95,761	$60,971	$156,732

Changes in the present value of defined benefit obligation as of December 31, 2018 are as follows:

	Defined benefit Obligation	Other benefits	Total

Benefit obligation as of December 31, 2017	$300,773	$63,270	$364,043
Period cost	18,469	6,059	24,528
Benefits paid by employer	(29,879)	(3,188)	(33,067)
Remeasurements of defined benefit liability	850	(6,172)	(5,322)
Other current	—	(342)	(342)
Exchange differences	(21,727)	(4,657)	(26,384)

Benefit obligation as of December 31, 2018	268,486	54,970	323,456
Fair value of plan assets	(178,594)	—	(178,594)

Total employee benefit liability	$89,892	$54,970	$144,862
Current	32,205	3,374	35,579
Non–current	57,687	51,596	109,283

Total	$89,892	$54,970	$144,862

Schedule of Fair Value of Plan Assets
Changes in the fair value of plan assets are as follows:

Defined benefit plan

Fair value of plan assets at December 31, 2018	$178,594
Interest income on plan assets	12,827
Remeasurement of interest assumptions	7,385
Employer contributions	34,083
Benefits paid	(25,509)
Exchange differences	(2,853)

Fair value of plan assets at December 31, 2019	$204,527

Defined benefit plan

Fair value of assets at December 31, 2017	$189,697
Interest income on plan assets	11,699
Remeasurement of interest assumptions	(14,361)
Employer contributions	31,871
Benefits paid	(26,268)
Exchange differences	(14,044)

Fair value of plan assets at December 31, 2018	$178,594

Schedule of Other Comprehensive Income
For the year ended December 31, 2019, 2018 and 2017, the remeasurements of defined benefit plan liability, net of $(42,541), $(9,039) and $(33,385) respectively were recognized in other comprehensive income.

	December 31, 2019	December 31, 2018	December 31, 2017
Actuarial gains (losses) recognized in other comprehensive income	$(49,926)	$5,322	$(38,205)
Return on plan assets adjustment	7,385	(14,361)	4,672
Adjustments for translation	—	—	148

Losses recognized in other comprehensive income	$(42,541)	$(9,039)	$(33,385)

Schedule of Determining Pension and Post-employment Medical Benefit
The principal assumptions (inflation–adjusted) that are used in determining pension and post–employment medical benefit obligations for the Group’s plans are shown below:

	December 31, 2019	December 31, 2018
Discount rate on all plans	6.25%	7.25%
Price inflation	3.00%	3.00%
Future salary increases
Pilots	4.00%	4.00%
Cabin crew	4.00%	4.00%
Other employees	4.00%	4.00%
Future pension increase	3.00%	3.18%
Healthcare cost increase	4.50%	4.50%
Ticket cost increase	3.00%	3.00%
Education cost increase	3.00%	3.00%

Schedule of Categories of Plan Assets as a Percentage of Fair Value
The major categories of plan assets as a percentage of the fair value of the total plan assets are as follows:

	December 31, 2019	December 31, 2018
Equity securities	31.00%	31.00%
Debt securities	18.00%	21.00%
Domestic Corporate bonds	44.00%	32.00%
Foreign government/corporate bonds	1.00%	10.00%
Other	6.00%	6.00%

Summary of Expected Payments or Contributions to Defined Benefit Plan
The following are the expected payments or contributions to the defined benefit plan in future years:

	December 31, 2019	December 31, 2018
Year 1	$34,655	$26,773
Year 2	21,413	24,798
Year 3	21,868	24,309
Year 4	22,537	24,781
Year 5	23,288	25,626
Next 5 years	117,918	132,969

	$241,679	$259,256

Schedule of Change in the Respective Assumptions	The following table summarizes how the impact on the defined benefit obligation at the end of the reporting period would have increased (decreased) as a result of a change in the respective assumptions:

	0.5% increase	0.5% decrease
Discount rate	(19,352)	21,358
Pension increase	16,738	(15,276)
Mortality table	6,295	(6,380)